Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

May 31, 2020

SMD-QTLY-0720
1.802198.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,398,100
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	308,259
Maryland - 96.5%
Anne Arundel County Gen. Oblig.:
Series 2013, 5% 4/1/21	$2,825,000	$2,939,647
Series 2014, 5% 4/1/25	2,140,000	2,512,403
Series 2015:
5% 4/1/33	5,895,000	6,971,840
5% 4/1/33	2,585,000	3,057,202
Series 2018, 5% 10/1/35	6,400,000	8,062,650
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,347,645
Baltimore County Gen. Oblig.:
Series 2010, 4% 8/1/24	3,000,000	3,018,450
Series 2016, 5% 2/1/29	1,310,000	1,620,182
Series 2017, 5% 3/1/29	3,400,000	4,353,734
Series 2019, 4% 11/1/33	1,805,000	2,228,706
Series 2020:
4% 1/1/32	700,000	764,078
4% 1/1/33	1,200,000	1,299,252
4% 1/1/35	1,230,000	1,317,957
4% 1/1/37	1,500,000	1,590,675
4% 1/1/45	1,750,000	1,762,443
4% 1/1/50	2,400,000	2,407,536
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,642,509
Series 2013 B, 5% 10/15/24	1,875,000	2,084,513
Series 2015:
5% 6/15/23	350,000	392,455
5% 6/15/24	500,000	577,375
Series 2017 A:
5% 10/15/34	2,000,000	2,512,600
5% 10/15/36	1,000,000	1,246,940
5% 10/15/37	1,000,000	1,240,220
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,754,800
5% 7/1/34	1,285,000	1,488,428
Series 2014 D, 5% 7/1/28	2,750,000	3,250,473
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	183,584
Series 2014 A:
5% 7/1/28	2,825,000	3,318,302
5% 7/1/33	3,000,000	3,431,070
Series 2014 B, 5% 7/1/28	1,580,000	1,871,447
Series 2017 D, 5% 7/1/31	5,260,000	6,488,683
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,093,210
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2018, 5% 10/1/21	2,000,000	2,128,880
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	1,995,262
(Term. Proj.) Series 2019 A:
5% 6/1/44 (a)	500,000	506,730
5% 6/1/49 (a)	1,000,000	1,007,260
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/31 (a)	1,950,000	1,917,864
5% 3/31/36 (a)	2,500,000	2,446,325
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (a)	200,000	231,220
5% 7/1/28 (a)	630,000	737,938
5% 7/1/29 (a)	585,000	692,318
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	395,448
5% 7/1/28	305,000	345,684
5% 7/1/29	185,000	207,857
5% 7/1/30	250,000	278,488
5% 7/1/31	300,000	331,671
5% 7/1/32	325,000	355,901
5% 7/1/36	500,000	538,730
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	413,301
5% 7/1/29 (FSA Insured)	700,000	821,086
(Univ. of Maryland, College Park Projs.) 5% 6/1/43 (FSA Insured)	575,000	644,771
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	597,395
5% 7/1/30	850,000	1,006,706
5% 7/1/31	1,400,000	1,649,032
5% 7/1/32	290,000	339,448
Series 2012 A:
5% 7/1/23	400,000	430,872
5% 7/1/25	1,120,000	1,199,934
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,095,430
5% 7/1/26	300,000	320,625
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100)	750,000	831,060
Series 2012:
5% 7/1/23	850,000	915,603
5% 7/1/24	1,100,000	1,183,127
5% 7/1/26	1,080,000	1,154,250
5% 7/1/26	1,400,000	1,496,250
5% 7/1/27	300,000	319,488
5% 7/1/31	2,500,000	2,635,475
Series 2013 A:
5% 7/1/26	1,045,000	1,121,295
5% 7/1/27	1,185,000	1,269,526
5% 8/15/41	3,000,000	3,208,500
5% 7/1/43	3,495,000	3,658,531
Series 2013 B, 5% 8/15/38	2,000,000	2,146,260
Series 2014:
5% 7/1/22 (Escrowed to Maturity)	870,000	953,981
5% 7/1/27	3,495,000	3,932,469
5% 10/1/45	2,500,000	2,666,850
5.25% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	5,000,000	5,949,150
Series 2015 A:
5% 5/15/29	2,000,000	2,356,280
5% 5/15/30	1,000,000	1,170,890
Series 2015:
5% 7/1/24	100,000	114,632
5% 7/1/26	1,000,000	1,129,320
5% 7/1/27	1,000,000	1,125,170
5% 7/1/29	600,000	696,378
5% 8/15/29	2,000,000	2,258,540
5% 7/1/30	1,075,000	1,242,636
5% 7/1/31	2,200,000	2,526,898
5% 7/1/33	1,325,000	1,475,825
5% 7/1/34	1,200,000	1,333,932
5% 7/1/40	3,350,000	3,751,699
Series 2016 A:
4% 7/1/42	2,175,000	2,252,887
5% 7/1/35	1,500,000	1,664,610
5% 7/1/38	3,215,000	3,540,004
5.5% 1/1/31	1,500,000	1,720,410
Series 2016:
5% 6/1/26	300,000	345,702
5% 6/1/27	255,000	292,299
5% 6/1/28	310,000	353,360
5% 6/1/29	350,000	397,201
5% 7/1/31	500,000	588,090
5% 6/1/33	305,000	338,428
5% 6/1/36	250,000	275,003
Series 2017:
4% 7/1/42	2,845,000	3,092,600
5% 6/1/27	290,000	332,418
5% 6/1/31	425,000	477,097
5% 6/1/33	970,000	1,076,312
5% 6/1/35	600,000	662,784
5% 6/1/42	1,000,000	1,086,620
Series 2019 A, 5% 10/1/49	2,000,000	2,254,840
Series 2020 A:
4% 7/1/22	100,000	105,634
5% 7/1/23	310,000	343,520
5% 7/1/24	355,000	404,061
5% 7/1/34	1,000,000	1,197,100
5% 7/1/35	1,000,000	1,191,950
Series 2020 B:
5% 4/15/34	1,000,000	1,231,480
5% 4/15/35	1,000,000	1,227,440
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	985,000	1,085,756
Series 2019 C:
5% 9/1/29	550,000	713,928
5% 3/1/30	700,000	905,674
5% 3/1/31	1,150,000	1,472,782
Maryland Stadium Auth. Rev.:
(Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,022,465
5% 5/1/36	2,000,000	2,303,940
5% 5/1/41	1,000,000	1,140,250
Series 2018 A, 5% 5/1/36	1,580,000	1,888,084
Series 2016, 5% 5/1/46	1,000,000	1,132,630
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,330,550
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2017, 5% 7/1/30	3,000,000	3,819,210
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	2,863,600
Series A, 4% 11/1/33	3,000,000	3,704,220
Prince Georges County Ctfs. of Prtn. Series 2018, 5% 10/1/48	2,000,000	2,470,680
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3.5% 11/1/26	1,825,000	1,712,598

TOTAL MARYLAND		210,109,417

TOTAL MUNICIPAL BONDS
(Cost $205,679,151)		212,815,776
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $205,679,151)		212,815,776
NET OTHER ASSETS (LIABILITIES) - 2.3%		5,005,418
NET ASSETS - 100%		$217,821,194

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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